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[SECURITY BENEFIT LOGO]

September 13, 2011

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	T. Rowe Price Variable Annuity Account
1940 Act Registration Number: 811-08724
1933 Act Registration Numbers: 033-83238
CIK: 0000928971
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), T. Rowe Price Variable Annuity Account, a unit investment trust registered under the Act, mailed to its contract owners the semiannual report(s) for the underlying management investment companies.  This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semiannual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
T. Rowe Price Equity Series, Inc.	0000918294	August 24, 2011 August 25, 2011 August 26, 2011
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 24, 2011
T. Rowe Price International Series, Inc.	0000918292	August 24, 2011

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

CHRIS SWICKARD

Chris Swickard
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001